Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2018
Intangible Assets, Net [Abstract]
Schedule of intangible assets, net
	As of	As of
	June 30, 2018	December 31, 2017
Land use rights	$10,321,196	$10,495,188
Trademark	9,639	9,802
Patents	7,654	5,781
Total	10,338,489	10,510,771
Less: accumulated amortization	(723,516)	(632,177)
Intangible assets, net	$9,614,973	$9,878,594

Schedule of estimated future amortization expense of intangible assets
Periods ending June 30,	Amortization expense

2018	$208,084
2019	219,766
2020	219,671
2021	219,500
2022	204,743
Thereafter	8,543,209
$9,614,973